Stockholders’ Equity - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - Previously Reported [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stockholders’ Equity - Schedule of RSU Activity (Details) [Line Items]
Number of RSU, Unvested | shares
Weighted Average Grant Date Fair Value, Unvested | $ / shares
Number of RSU, Granted | shares	5,334,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 7.27
Number of RSU, Granted | shares	(105,833)
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 22
Number of RSU, Cancelled or forfeited | shares	(430,000)
Weighted Average Grant Date Fair Value, Cancelled or forfeited | $ / shares	$ 22
Number of RSU, Unvested | shares	4,789,167
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 12.03